Leases	6 Months Ended
Jun. 30, 2024
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right-of-use assets:

	June 30, 2024	December 31, 2023
	€	€
Balance at beginning of period	231,893	432,965
Addition	—	(3,302)
Depreciation charges	(99,062)	(197,770)
Impact of transaction of foreign currency	1,150	—
Balance at end of period	133,981	231,893

The following table provides information about the Group’s lease liabilities at June 30, 2024:

	June 30, 2024	December 31, 2023
	€	€
Office leases	(140,378)	(238,905)
Total lease liability	(140,378)	(238,905)
Current portion	(96,628)	(195,341)
Non-current portion	(43,750)	(43,564)

Office leases consist of a lease agreement entered into on June 1, 2021 for office space in Lexington, United States of America (the " U.S."), which has ended as of June 30, 2024 and a lease entered into on December 1, 2022, for offices in Leiden, The Netherlands. Both leases have lease terms of three years and were assessed as being long-term.

Cash outflows related to leases during the six months ended June 30, 2024 and 2023, were €0.1 million and €0.09 million, respectively.